Document and Entity Information - USD ($)	6 Months Ended
	Sep. 30, 2018	Nov. 06, 2018	Jun. 08, 2018	Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	AETHLON MEDICAL INC
Entity Central Index Key	0000882291
Document Type	POS AM
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float				$ 11,000,000
Entity Common Stock, Shares Outstanding		17,856,543	17,761,206
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Amendment description	combined xbrl report